COMMITMENTS AND CONTINGENCIES (Details)		9 Months Ended	12 Months Ended
	Oct. 13, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 16, 2022 USD ($)	Jan. 18, 2022 USD ($)	Oct. 31, 2021 USD ($) $ / shares shares	Jul. 27, 2020 item
Maximum number of demands for registration of securities | item								3
Cash underwriting discount per unit | $ / shares		$ 0.20	$ 0.20
Cash underwriting discount paid		$ 4,600,000	$ 4,600,000
Deferred fee per unit | $ / shares		$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 8,050,000	$ 8,050,000
Sponsor [Member]
Interest rate						12.00%
Business Combination Agreement [Member] | PIPE Investors [Member] | 12.0% convertible senior notes [Member]
Interest rate	12.00%
Business Combination Agreement [Member] | PIPE Investors [Member] | 15.5% convertible notes [Member]
Aggregate Purchase Price	$ 200,000,000.0
Interest rate	15.50%
Business Combination Agreement [Member] | ACE SO3 SPV Limited [Member]
Aggregate Purchase Price				$ 20,000,000.0
Business Combination Agreement [Member] | Common stock [Member] | PIPE Investors [Member]
Price per share | $ / shares	$ 10.00
Additional number of shares issued | shares	550,000
Aggregate Purchase Price	$ 5,500,000
Business Combination Agreement [Member] | Tempo [Member] | Whizz [Member]
Percentage of equity interest	100.00%
Business Combination Agreement [Member] | Tempo [Member] | Common stock [Member]
Aggregate Purchase Price	$ 235,000,000
Number of shares outstanding | shares	23,500,000
Price per share | $ / shares	$ 10.00
Cantor purchase agreement [Member]
Aggregate Purchase Price					$ 100,000,000.0
Merger Agreement [Member]
Available Cash Amount		$ 10,000,000	$ 320,000,000
Merger Agreement [Member] | Sponsor [Member]
Price per share | $ / shares		$ 12.00	$ 12.00
Backstop Subscription Agreement [Member]
Purchase Of Common Stock | shares			2,500,000				2,500,000
Aggregate Purchase Price			$ 25,000,000				$ 25,000,000
purchase price per share | $ / shares			$ 10.00				$ 10.00
PIPE Investment Under Subscription Agreement [Member]
Purchase Of Common Stock | shares			8,200,000
Aggregate Purchase Price			$ 82,000,000
Tempo Holdings Llc [Member] | Subscription Agreement Member]
Aggregate Purchase Price						$ 175,000,000
Interest rate						13.00%
Tor Asia Credit Opportunity Master Fund Ii Lp [Member] | Subscription Agreement Member]
Aggregate Purchase Price						$ 25,000,000
Interest rate						13.00%